Financial Instruments (Schedule of Aging of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Not past due nor impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 136,970	$ 80,403